Expense Example {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund- Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 34
3 years	106
5 years	185
10 years	$ 418